Depreciation and Amortization	12 Months Ended
Dec. 31, 2017
Depreciation and Amortization [Abstract]
Depreciation and Amortization
(14) Depreciation and Amortization

Depreciation of property, plant and equipment and amortization of intangible asset is included in the following captions:

	December 31, 2017		December 31, 2016	December 31, 2015
	RMB	US$	RMB	RMB
Cost of goods sold	16,981	2,610	16,354	25,139
Selling expenses	11	2	20	22
Administrative expenses	25,885	3,978	26,819	19,354

	42,877	6,590	43,193	44,515